Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	£ 2,628	£ 1,823
Total liabilities held for sale	(434)	(1,474)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	2,628	1,823
Total liabilities held for sale	(434)	(1,474)
Net assets held for sale	2,194	349
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,528	0
Total liabilities held for sale	(108)	0
Net assets held for sale	1,420	0
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,100	0
Total liabilities held for sale	(326)	0
Net assets held for sale	774	0
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	1,134
Total liabilities held for sale	0	(1,427)
Net assets held for sale	0	(293)
Assets and liabilities classified as held for sale | RAA
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	0
Total liabilities held for sale	0	(47)
Net assets held for sale	0	(47)
Assets and liabilities classified as held for sale | GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	689
Total liabilities held for sale	0	0
Net assets held for sale	£ 0	£ 689